UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2012

Date of reporting period:	4/30/2012

Item 1. Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of April 30, 2012 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit — 9.6%
$ 4,000	Bank of Montreal 0.170%, 05/21/12	$ 4,000,000
5,000	Bank of Nova Scotia 0.391%, 05/10/12(a)	5,000,000
11,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.360%, 07/23/12	11,000,000
5,000	Barclays Bank PLC 0.812%, 08/02/12	5,000,000
4,000	Branch Banking and Trust Co. 0.220%, 07/02/12	4,000,000
2,000	0.310%, 06/07/12	2,000,000
4,000	Canadian Imperial Bank of Commerce 0.526%, 01/30/13(a)	4,000,000
2,000	0.793%, 11/21/12(a)	2,002,814
5,000	Credit Suisse AG 0.866%, 01/30/13(a)	5,000,000
1,000	National Australia Bank Ltd. 0.653%, 12/28/12(a)	997,920
2,000	Nordea Bank Finland PLC 0.669%, 07/05/12(a)	1,999,860
5,000	Norinchukin Bank (NY Branch) 0.220%, 05/10/12	5,000,000
3,000	Rabobank Nederland 0.660%, 07/30/12	3,000,000
5,000	Royal Bank of Canada 0.516%, 01/25/13(a)	5,000,000
4,000	Skandinaviska Enskilda Banken AB 0.530%, 05/14/12	4,000,000
3,000	Societe Generale 0.320%, 05/01/12	3,000,000
3,000	Sumitomo Mitsui Banking Corp. 0.360%, 07/12/12	3,000,000

		68,000,594

Commercial Paper — 20.3%
6,000	ABN AMRO Funding USA LLC, 144A 0.476%, 05/14/12(b)	5,998,971
2,000	AXA Financial Inc., 144A 0.350%, 05/03/12(b)	1,999,961
1,000	BHP Billiton Finance (USA) Ltd., 144A 0.200%, 05/10/12(b)	999,950
7,000	0.200%, 05/16/12(b)	6,999,417
3,700	Commonwealth Bank of Australia, 144A 0.517%, 06/22/12(a)	3,699,598
4,000	Credit Agricole North America, Inc. 0.300%, 05/03/12(b)	3,999,933

4,000	DnB NOR Bank ASA, 144A 0.526%, 09/12/12(b)	3,992,183
3,000	0.534%, 09/14/12(b)	3,000,000
1,000	Electricite de France, 144A 0.350%, 05/11/12(b)	999,903
3,000	0.350%, 05/24/12(b)	2,999,329
2,000	0.430%, 05/23/12(b)	1,999,474
1,000	0.450%, 06/26/12(b)	999,300
2,000	GDF Suez, 144A 0.260%, 05/08/12(b)	1,999,899
4,000	0.260%, 05/09/12(b)	3,999,769
5,000	HSBC USA, Inc. 0.270%, 05/18/12(b)	4,999,363
3,000	0.270%, 05/21/12(b)	2,999,550
5,000	International Bank for Reconstruction & Development (The) 0.140%, 06/11/12(b)	4,999,203
6,000	JPMorgan Chase & Co. 0.290%, 09/12/12(a)	6,000,000
3,000	Philip Morris International, Inc., 144A 0.200%, 05/02/12(b)	2,999,983
2,000	0.200%, 05/04/12(b)	1,999,967
4,000	PNC Bank National Association 0.140%, 05/18/12(b)	3,999,736
7,000	0.230%, 06/18/12(b)	6,997,853
11,000	Rabobank USA Financial Corp. (Netherlands) 0.501%, 05/01/12(b)	11,000,000
5,000	Sanofi Aventis, 144A 0.190%, 05/14/12(b)	4,999,657
9,000	Schlumberger Holdings Corp., 144A 0.150%, 05/15/12(b)	8,999,475
7,000	0.150%, 05/30/12(b)	6,999,154
6,000	Siemens Capital Co. LLC, 144A 0.180%, 05/29/12(b)	5,999,160
4,000	Standard Chartered Bank, 144A 0.611%, 06/11/12(b)	3,997,221
3,000	State Street Corp. 0.200%, 06/01/12(b)	2,999,483
3,000	Sumitomo Mitsui Banking Corp., 144A 0.370%, 07/18/12(b)	2,997,595
4,000	Swedbank AB 0.551%, 05/09/12(b)	3,999,511
4,000	Total Capital Canada Ltd., 144A 0.190%, 05/11/12(b)	3,999,789
2,000	U.S. Bank National Association 0.150%, 05/01/12(b)	2,000,000
7,000	0.150%, 05/31/12(b)	7,000,000

		143,674,387

Other Instruments - Agency Bonds — 2.6%
4,000	Bank of America Corp., FDIC Gtd. Notes, MTN 3.125%, 06/15/12(e)	4,014,072

2,000	Citibank NA, FDIC Gtd. Notes 1.875%, 05/07/12(e)	2,000,587
2,000	1.875%, 06/04/12(e)	2,003,273
2,000	Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes 3.250%, 06/15/12(e)	2,007,730
3,000	JPMorgan Chase & Co., FDIC Gtd. Notes 0.704%, 06/15/12(a)(e)	3,002,075
2,318	2.200%, 06/15/12(e)	2,323,959
2,900	PNC Funding Corp., FDIC Gtd. Notes 2.300%, 06/22/12(e)	2,908,818

		18,260,514

Other Notes — 2.1%
2,000	Bank of Nova Scotia (Canada) 0.559%, 01/11/13(a)	1,999,388
7,000	MetLife Institutional Funding II, Sec’d. Notes, 144A 0.718%, 04/03/13(a)	7,000,000
700	New York Life Global Funding, Unsec’d. Notes, 144A 0.501%, 09/28/12(a)	700,106
2,500	Toyota Motor Credit Corp., Unsec’d. Notes, MTN 0.713%, 04/03/13(a)	2,500,000
2,500	0.720%, 11/09/12(a)	2,500,000

		14,699,494

Time Deposit — 1.2%
9,000	U.S. Bank National Association 0.150%, 05/01/12	9,000,000

U.S. Government Agency Obligations — 34.7%
10,000	Federal Home Loan Bank 0.070%, 05/24/12(c)	9,999,553
8,000	0.070%, 06/01/12(c)	7,999,518
3,000	0.070%, 07/02/12(c)	2,999,638
5,000	0.085%, 05/18/12(c)	4,999,799
14,000	0.090%, 05/21/12(c)	13,999,278
7,000	0.105%, 07/05/12(c)	6,998,673
7,000	0.105%, 07/06/12(c)	6,998,653
6,000	0.110%, 08/01/12(c)	5,998,313
4,000	0.115%, 07/13/12(c)	3,999,067
3,000	0.120%, 05/02/12(c)	2,999,990
2,000	0.120%, 09/04/12(c)	1,999,160
6,000	0.140%, 05/16/12(c)	5,999,650
4,000	0.140%, 05/23/12(c)	3,999,658
5,000	0.150%, 10/30/12(c)	4,996,208
5,000	0.152%, 05/09/12(c)	4,999,833
8,000	0.160%, 05/15/12(c)	7,999,502
9,000	0.160%, 06/15/12(c)	8,998,200
2,000	0.180%, 05/11/12(c)	1,999,900
7,000	0.200%, 05/11/12(c)	6,999,956
5,000	0.223%, 05/30/12(c)	4,999,144
7,000	Federal Home Loan Mortgage Corp. 0.040%, 05/22/12(c)	6,999,837
5,000	0.065%, 06/12/12(c)	4,999,621

4,000	0.070%, 07/05/12(c)	3,999,494
3,000	0.080%, 07/11/12(c)	2,999,527
3,000	0.090%, 05/25/12(c)	2,999,820
8,000	0.090%, 06/13/12(c)	7,999,140
2,000	0.090%, 06/14/12(c)	1,999,780
3,000	0.100%, 05/21/12(c)	2,999,833
3,000	0.100%, 06/06/12(c)	2,999,700
3,000	0.120%, 07/25/12(c)	2,999,150
3,000	0.120%, 08/28/12(c)	2,998,810
7,000	0.120%, 09/11/12(c)	6,996,897
10,000	0.125%, 09/19/12(c)	9,995,104
7,000	0.126%, 07/24/12(c)	6,997,947
4,000	0.130%, 08/08/12(c)	3,998,570
11,000	0.130%, 08/22/12(c)	10,995,511
4,000	1.125%, 07/27/12	4,009,510
10,000	1.750%, 06/15/12	10,020,032
4,000	Federal National Mortgage Association 0.060%, 05/07/12(c)	3,999,960
7,000	0.070%, 06/18/12(c)	6,999,347
10,000	0.100%, 06/01/12(c)	9,999,139
5,000	0.260%, 08/23/12(a)	5,001,053
3,000	0.270%, 10/18/12(a)	3,002,554

		245,994,029

U.S. Government Treasury Securities — 7.8%
10,000	U.S. Treasury Bills 0.070%, 07/19/12(b)	9,998,464
8,000	0.093%, 07/12/12(b)	7,998,508
9,000	0.124%, 05/17/12(b)	8,999,503
4,000	0.145%, 08/16/12(b)	3,998,276
4,000	0.180%, 05/03/12(b)	3,999,960
4,000	U.S. Treasury Notes 1.875%, 06/15/12	4,008,806
10,000	4.125%, 08/31/12	10,133,470
6,000	4.625%, 07/31/12	6,067,717

		55,204,704

Repurchase Agreements(f) — 23.1%
11,000	BNP Paribas 0.130%, dated 04/24/12, due 05/01/12, in the amount of $11,000,278	11,000,000
9,000	BNP Paribas 0.180%, dated 04/25/12, due 05/02/12 in the amount of $9,000,315	9,000,000
9,000	BNP Paribas 0.180%, dated 04/26/12, due 05/03/12 in the amount of $9,000,315	9,000,000
10,000	BNP Paribas 0.200%, dated 04/30/12, due 05/07/12 in the amount of $10,000,389	10,000,000
9,000	Credit Suisse Securities Corp. 0.150%, dated 04/24/12, due 05/24/12 in the amount of $9,001,125(d)	9,000,000

9,000	Credit Suisse Securities Corp. 0.170%, dated 04/19/12, due 05/18/12 in the amount of $9,001,233(d)	9,000,000
3,000	Deutsche Bank 0.120%, dated 04/24/12, due 05/01/12 in the amount of $3,000,070	3,000,000
9,000	Deutsche Bank 0.190%, dated 04/30/12, due 05/07/12 in the amount of $9,000,333	9,000,000
9,000	Goldman Sachs & Co. 0.170%, dated 04/25/12, due 05/02/12 in the amount of $9,000,298	9,000,000
9,000	Goldman Sachs & Co. 0.170%, dated 04/26/12, due 05/03/12 in the amount of $9,000,298	9,000,000
17,000	Goldman Sachs & Co. 0.170%, dated 04/27/12, due 05/04/12 in the amount of $17,000,562	17,000,000
31,887	HSBC Securities (USA), Inc. 0.210%, dated 04/30/12, due 05/01/12 in the amount of $31,887,186	31,887,000
10,000	UBS Securities LLC 0.120%, dated 04/24/12, due 05/01/12 in the amount of $10,000,233	10,000,000
9,000	UBS Securities LLC 0.180%, dated 04/26/12, due 05/03/12 in the amount of $9,000,315	9,000,000
9,000	UBS Securities LLC 0.180%, dated 04/30/12, due 05/07/12 in the amount of $9,000,315	9,000,000

		163,887,000

	TOTAL INVESTMENTS — 101.4% (amortized cost $718,720,722)(g)	718,720,722
	Liabilities in excess of other assets — (1.4%)	(10,075,273)

	NET ASSETS — 100.0%	$ 708,645,449

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield at April 30, 2012.
(d)	Indicates a security that has been deemed illiquid.
(e)	FDIC—Guarantee issued under Temporary Liquidity Guarantee Program.
(f)	Repurchase agreements are collateralized by FNMA (coupon rates 3.500%-7.000%, maturity dates 05/01/19-03/01/42), FHLMC (coupon rates 3.500%-5.000%, maturity dates 10/01/36-04/01/42) and GNMA (coupon rates 3.500%-6.000%, maturity dates 12/20/25-09/15/41), with the aggregate value, including accrued interest, of $167,180,186.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchanges rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$68,000,594	$—
Commerical Paper	—	143,674,387	—
Other Instruments - Agency Bonds	—	18,260,514	—
Other Notes	—	14,699,494	—
Time Deposit	—	9,000,000	—
U.S. Government Agency Obligations	—	245,994,029	—
U.S. Government Treasury Securities	—	55,204,704	—
Repurchase Agreements	—	163,887,000	—

Total	$—	$718,720,722	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as level 2 of the fair value hierarchy.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may by delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 21, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 21, 2012

*	Print the name and title of each signing officer under his or her signature.